Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share-based payments	Capital reserve from transactions with related parties	Capital reserve from transactions with Non-controlling interest	Accumulated loss	Equity attributable to owners of parent [member]	Non-controlling interests	Total
Balance at Dec. 31, 2016		$ 30,826	$ 7,415	$ 583	$ 761		$ (26,200)	$ 13,385		$ 13,385
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		2,174						2,174		2,174
Issuance of shares due to RSUs vesting		1,083		(1,083)
Share issuance due to an acquisition of a subsidiary (see Note 5)		1,800						1,800	2,016	3,816
Share-based payments		96		2,225				2,321		2,321
Total transactions with owners of the Company		5,153		1,142				6,295	2,016	8,311
Comprehensive loss for the year:
Loss for the year							(12,177)	(12,177)	(736)	(12,913)
Other comprehensive loss							(95)	(95)		95
Total comprehensive loss for the year							(12,272)	(12,272)	(736)	(13,008)
Balance at Dec. 31, 2017		35,979	7,415	1,725	761		(38,472)	7,408	1,280	8,688
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		4,276						4,276		4,276
Issuance of shares due to RSUs vesting		299		(299)
Exercise of warrants		2,133						2,133		2,133
Share issuance due to an acquisition of a subsidiary (see Note 5)		1,856				(859)		997	(861)	136
Share-based payments		54		288				342	431	773
Transfer of derivative instrument from liability to equity			567					567		567
Total transactions with owners of the Company		8,618	567	(11)		(859)		8,315	(430)	7,885
Comprehensive loss for the year:
Loss for the year										(5,569)
Other comprehensive loss
Total comprehensive loss for the year							(5,200)	(5,200)	(369)	(5,569)
Balance at Dec. 31, 2018		44,597	7,982	1,714	761	(859)	(43,672)	10,523	481	11,004
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		2,200		298				2,498		2,498
Issuance of shares due to RSUs vesting		104		(104)
Issuance of shares due to RSUs vesting, shares
Exercise of warrants		85	(42)					43		43
Share-based payments				1,273				1,273		1,273
Transfer of derivative instrument from liability to equity			1,934					1,934		1,934
Total transactions with owners of the Company		2,389	1,892	1,467				5,748		5,748
Comprehensive loss for the year:
Loss for the year							(5,850)	(5,850)	(43)	(5,893)
Total comprehensive loss for the year										(5,893)
Balance at Dec. 31, 2019		$ 46,986	$ 9,874	$ 3,181	$ 761	$ (859)	$ (49,522)	$ 10,421	$ 438	$ 10,859